Retirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Retirement Benefit Plans
14.	RETIREMENT BENEFIT PLANS

Defined Contribution Plans

ASLAN Pharmaceuticals Pte. Ltd. adopted a defined contribution plan, which is a post-employment benefit plan, under which ASLAN Pharmaceuticals Pte. Ltd. pays fixed contributions into the Singapore Central Provident Fund on a mandatory basis. ASLAN Pharmaceuticals Pte. Ltd. has no further payment obligations once the contributions have been paid. The contributions are recognized as “employee compensation expenses” when they are due.

ASLAN Pharmaceuticals Taiwan Limited adopted a pension plan under the Labor Pension Act (LPA) of the ROC, which is a state-managed defined contribution plan. Under the LPA, ASLAN Pharmaceuticals Taiwan Limited makes monthly contributions to its Taiwan-based employees’ individual pension accounts at 6% of monthly salaries and wages.

ASLAN Pharmaceuticals (Shanghai) Co. Ltd. makes monthly contributions at a certain percentage of its Shanghai-based employees’ payroll expenses to pension accounts, which are operated by the Chinese government. Beside the aforementioned monthly contributions, the Group has no further obligation.

For the three months ended March 31, 2018 and 2019, the total expense for such employee benefits in the amount of $133,482 and $127,148 were recognized, respectively.

13.	RETIREMENT BENEFIT PLANS

Defined Contribution Plans

ASLAN Pharmaceuticals Pte. Ltd. adopted a defined contribution plan, which is a post-employment benefit plan, under which ASLAN Pharmaceuticals Pte. Ltd. pays fixed contributions into the Singapore Central Provident Fund on a mandatory basis. ASLAN Pharmaceuticals Pte. Ltd. has no further payment obligations once the contributions have been paid. The contributions are recognized as “employee compensation expenses” when they are due.

ASLAN Pharmaceuticals Taiwan Limited adopted a pension plan under the Labor Pension Act (the “LPA”) of the ROC, which is a state-managed defined contribution plan. Under the LPA, ASLAN Pharmaceuticals Taiwan Limited makes monthly contributions to its Taiwan-based employees’ individual pension accounts at 6% of monthly salaries and wages.

ASLAN Pharmaceuticals (Shanghai) Co. Ltd. makes monthly contributions at a certain percentage of its Shanghai-based employees’ payroll expenses to pension accounts, which are operated by the Chinese government. Beside the aforementioned monthly contributions, the Group has no further obligation.

For the years ended December 31, 2016, 2017 and 2018, the total expense for such employee benefits in the amount of $251,187, $329,455 and $424,157 were recognized, respectively.